ETF Series Solutions Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 5, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Vident International Equity Fund (S000042078)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Vident International Equity Fund, is Post-Effective Amendment No. 6 under the 1933 Act and Amendment No. 7 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective on September 18, 2013.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust